Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash in hand	$ 294	$ 1,709
Cash in banks	90,167,673	14,322,662
Cash	$ 90,167,967	$ 14,324,371